Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Summary of Trade and Other Receivables Net
Trade and other receivables, net composed of the following:

	March 31,
	2020	2019
Total trade receivables	$314,007	$336,888
Other receivables	49,773	40,348

Total trade and other receivables	363,780	377,236
Less: Allowance for doubtful accounts	(4,293)	(3,646)

Total trade and other receivables, net	$359,487	$373,590